Equity and Other Equity Items - Narrative (Details) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Equity [Line Items]
Number of shares outstanding	1,582,419	1,582,296	1,582,253
Disposal of treasury shares	¥ 1	¥ 1	¥ 1
Acquisition of treasury shares	2,367	¥ 27,065	¥ 79,447
Board of Directors resolution
Equity [Line Items]
Treasury shares acquired (in shares)		6,908
Equity-Settled LTIP
Equity [Line Items]
Disposal of treasury shares	¥ 47,614	¥ 27,599
Treasury shares | Equity-Settled LTIP
Equity [Line Items]
Decrease in number of shares outstanding (in shares)	13,958	8,091
ESOP and BIP Trust
Equity [Line Items]
Treasury shares acquired (in shares)	520	554
Number of treasury shares sold (in shares)	847	3,500
Treasury shares
Equity [Line Items]
Number of shares outstanding	13,405	27,767	31,892
Disposal of treasury shares			¥ 1
Acquisition of treasury shares	¥ 2,367	¥ 27,060	¥ 79,447
Treasury shares | Board of Directors resolution
Equity [Line Items]
Acquisition of treasury shares		¥ 24,993
Treasury shares | ESOP and BIP Trust
Equity [Line Items]
Number of shares outstanding	5,888	6,215	9,161